FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	Total consolidated	Total consolidated
Up to 90 days	$ 2,287,910	$ 2,058,082
More than 90 days to one year	1,635,412	1,553,559
More than one to three years	3,517,382	4,130,735
More than three to five years	2,918,927	2,408,124
More than five years	3,797,690	3,429,902
Total	14,157,321	13,580,402
Nominal Value	$ 12,054,695	$ 11,521,527
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	Total	Total
Up to 90 days	$ 461,295	$ 534,959
More than 90 days to one year	1,013,822	1,039,060
More than one to three years	2,391,950	2,866,810
More than three to five years	1,972,457	1,555,906
More than five years	2,410,030	2,098,861
Total	8,249,554	8,095,596
Nominal Value	$ 6,933,927	$ 6,989,299
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BBVA [Member] | Loans To Exporters [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.032.000-8	97.032.000-8
Creditor	BBVA	BBVA
Creditor country	Chile	Chile
Currency	US$	US$
Up to 90 days	$ 24,387	$ 38,625
More than 90 days to one year	76,256	76,275
More than one to three years
More than three to five years
More than five years
Total	100,643	114,900
Nominal Value	$ 99,000	$ 113,000
Amortization	At Expiration	At Expiration
Effective rate %	3.29%	3.36%
Nominal rate %	3.29%	3.36%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BANCO DO BRASIL [Member] | Loans To Exporters [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.003.000-K	97.003.000-K
Creditor	BANCO DO BRASIL	BANCO DO BRASIL
Creditor country	Chile	Chile
Currency	US$	US$
Up to 90 days	$ 151,489	$ 201,884
More than 90 days to one year	50,758
Total	202,247	201,884
Nominal Value	$ 200,000	$ 200,000
Amortization	At Expiration	At Expiration
Effective rate %	2.93%	3.64%
Nominal rate %	2.93%	3.64%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | HSBC [Member] | Loans To Exporters [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	76.100.458-1	97.951.000-4
Creditor	HSBC	HSBC
Creditor country	Chile	Chile
Currency	US$	US$
Up to 90 days	$ 12,098	$ 12,094
Total	12,098	12,094
Nominal Value	$ 12,000	$ 12,000
Amortization	At Expiration	At Expiration
Effective rate %	3.25%	3.14%
Nominal rate %	3.25%	3.14%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BLADEX [Member] | Loans To Exporters [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	76.100.458-1
Creditor	BLADEX
Creditor country	Chile
Currency	US$
More than 90 days to one year	$ 29,277
Total	29,277
Nominal Value	$ 29,000
Amortization	At Expiration
Effective rate %	2.82%
Nominal rate %	2.82%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BLADEX [Member] | Bank Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		BLADEX
Creditor country		U.S.A.
Currency		US$
More than 90 days to one year		$ 15,766
Total		15,766
Nominal Value		$ 15,000
Amortization		Semiannual
Effective rate %		6.74%
Nominal rate %		6.74%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | CORP BANCA [Member] | Bank Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.023.000-9	97.023.000-9
Creditor	CORPBANCA	CORPBANCA
Creditor country	Chile	Chile
Currency	UF	UF
Up to 90 days	$ 5,336	$ 5,778
More than 90 days to one year	10,544	17,086
More than one to three years		16,662
Total	15,880	39,526
Nominal Value	$ 15,615	$ 38,231
Amortization	Quarterly	Quarterly
Effective rate %	3.35%	3.35%
Nominal rate %	3.35%	3.35%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BTG PACTUAL CHILE [Member] | Bank Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	76.362.099-9	76.362.099-9
Creditor	BTG PACTUAL CHILE	BTG
Creditor country	Chile	Chile
Currency	UF	UF
Up to 90 days	$ 484	$ 510
More than 90 days to one year	1,451	1,531
More than one to three years	63,872	69,435
Total	65,807	71,476
Nominal Value	$ 62,769	$ 65,862
Amortization	At Expiration	At Expiration
Effective rate %	3.10%	3.10%
Nominal rate %	3.10%	3.10%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | SANTANDER [Member] | Bank Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Up to 90 days	$ 1,514
More than 90 days to one year	4,809
More than one to three years	141,719
Total	148,042
Nominal Value	$ 137,860
Amortization	Quarterly
Effective rate %	3.62%
Nominal rate %	4.61%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | SANTANDER [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		97.036.000-K
Creditor		SANTANDER
Creditor country		Chile
Currency		US$
Up to 90 days		$ 6,340
More than 90 days to one year		19,025
More than one to three years		49,945
More than three to five years		26,779
Total		102,089
Nominal Value		$ 95,022
Amortization		Quarterly
Effective rate %		3.68%
Nominal rate %		3.14%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BANCO ESTADO [Member] | Obligations with the public Member
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.030.000-7
Creditor	BANCO ESTADO
Creditor country	Chile
Currency	UF
More than 90 days to one year	$ 24,702
More than one to three years	208,681
More than three to five years	32,228
More than five years	410,774
Total	676,385
Nominal Value	$ 518,032
Amortization	At Expiration
Effective rate %	4.81%
Nominal rate %	4.81%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BANK OF NEWYORK [Member] | Obligations with the public Member
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	BANK OF NEW YORK	BANK OF NEW YORK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 28,000
More than 90 days to one year	76,125	$ 84,375
More than one to three years	208,250	614,375
More than three to five years	884,188	96,250
More than five years	884,000	724,063
Total	2,080,563	1,519,063
Nominal Value	$ 1,500,000	$ 1,200,000
Amortization	At Expiration	At Expiration
Effective rate %	7.16%	7.44%
Nominal rate %	6.94%	7.03%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BNP PARIBAS [Member] | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	BNP PARIBAS	BNP PARIBAS
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 11,657	$ 14,741
More than 90 days to one year	50,428	61,973
More than one to three years	124,106	152,826
More than three to five years	124,167	145,252
More than five years	302,092	250,387
Total	612,450	625,179
Nominal Value	$ 513,941	$ 511,698
Amortization	Quarterly / Semiannual	Quarterly
Effective rate %	3.81%	4.55%
Nominal rate %	3.81%	4.55%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BNP PARIBAS [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		BNP PARIBAS
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 8,467
More than 90 days to one year		25,214
More than one to three years		26,933
More than three to five years		1,641
Total		62,255
Nominal Value		$ 59,567
Amortization		Quarterly
Effective rate %		3.90%
Nominal rate %		3.58%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | WILMINGTON TRUST [Member] | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	WILMINGTON TRUST COMPANY	WILMINGTON TRUST COMPANY
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 31,733	$ 31,336
More than 90 days to one year	94,096	96,304
More than one to three years	244,836	248,720
More than three to five years	237,815	289,251
More than five years	438,659	509,168
Total	1,047,139	1,174,779
Nominal Value	$ 866,223	$ 952,758
Amortization	Quarterly	Quarterly
Effective rate %	4.45%	4.47%
Nominal rate %	4.45%	4.47%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | CITIBANKMember | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	CITIBANK	CITIBANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 5,765	$ 12,757
More than 90 days to one year	17,296	38,398
More than one to three years	46,120	102,062
More than three to five years	46,117	77,710
More than five years	42,175	65,232
Total	157,473	296,159
Nominal Value	$ 143,475	$ 269,365
Amortization	Quarterly	Quarterly
Effective rate %	3.76%	3.82%
Nominal rate %	2.68%	2.93%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | NATIXISMember | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	NATIXIS	NATIXIS
Creditor country	France	France
Currency	US$	US$
Up to 90 days	$ 13,365	$ 14,027
More than 90 days to one year	40,159	42,132
More than one to three years	99,556	111,528
More than three to five years	86,984	92,228
More than five years	79,724	124,910
Total	319,788	384,825
Nominal Value	$ 282,906	$ 324,524
Amortization	Quarterly	Quarterly
Effective rate %	3.82%	4.69%
Nominal rate %	3.82%	4.69%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | MUFG [Member] | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 5,552
More than 90 days to one year	27,068
More than one to three years	73,726
More than three to five years	73,914
More than five years	209,621
Total	389,881
Nominal Value	$ 322,660
Amortization	Quarterly
Effective rate %	3.43%
Nominal rate %	3.43%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | MUFG [Member] | Other Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 26,607
More than 90 days to one year	78,955
More than one to three years	198,783
More than three to five years	46,131
Total	350,476
Nominal Value	$ 328,023
Amortization	Quarterly
Effective rate %	3.54%
Nominal rate %	3.54%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | INVESTEC [Member] | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	INVESTEC	INVESTEC
Creditor country	England	England
Currency	US$	US$
Up to 90 days	$ 1,980	$ 2,004
More than 90 days to one year	11,164	11,579
More than one to three years	26,153	26,874
More than three to five years	11,071	24,367
Total	50,368	64,824
Nominal Value	$ 44,087	$ 54,014
Amortization	Semiannual	Semiannual
Effective rate %	6.35%	7.17%
Nominal rate %	6.35%	7.17%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | Credit Agricole [Member] | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Up to 90 days		$ 743
More than 90 days to one year		2,201
More than one to three years		5,718
More than three to five years		2,086
Total		10,748
Nominal Value		$ 10,080
Amortization		Quarterly
Effective rate %		3.23%
Nominal rate %		3.23%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | Credit Agricole [Member] | Other Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Up to 90 days	$ 2,326
More than 90 days to one year	6,740
More than one to three years	260,259
Total	269,325
Nominal Value	$ 253,692
Amortization	At Expiration
Effective rate %	3.74%
Nominal rate %	3.74%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | ING [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	ING	ING
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 4,025	$ 4,025
More than 90 days to one year	8,108	12,075
More than one to three years		12,134
Total	12,133	28,234
Nominal Value	$ 11,806	$ 26,831
Amortization	Quarterly	Quarterly
Effective rate %	5.71%	5.70%
Nominal rate %	5.01%	5.01%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | CREDITAGRICOLE [Member] | Other Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Up to 90 days		$ 2,576
More than 90 days to one year		8,380
More than one to three years		273,122
Total		284,078
Nominal Value		$ 253,692
Amortization		At Expiration
Effective rate %		4.11%
Nominal rate %		4.11%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | CREDITAGRICOLE [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Up to 90 days	$ 4,994
More than 90 days to one year	15,026
More than one to three years	6,671
Total	26,691
Nominal Value	$ 26,091
Amortization	Quarterly
Effective rate %	3.15%
Nominal rate %	2.52%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | CITIBANK [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	CITIBANK	CITIBANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 19,412	$ 14,870
More than 90 days to one year	56,148	44,570
More than one to three years	117,881	83,389
More than three to five years	16,653	42,178
Total	210,094	185,007
Nominal Value	$ 200,907	$ 172,158
Amortization	Quarterly	Quarterly
Effective rate %	3.39%	4.40%
Nominal rate %	2.80%	3.80%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | PEFCO [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	PEFCO	PEFCO
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 1,950	$ 5,771
More than 90 days to one year	1,950	13,541
More than one to three years		3,899
Total	3,900	23,211
Nominal Value	$ 3,827	$ 22,407
Amortization	Quarterly	Quarterly
Effective rate %	5.65%	5.64%
Nominal rate %	5.03%	5.02%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BNPPARIBAS1Member | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 9,353
More than 90 days to one year	25,211
More than one to three years	28,663
More than three to five years	22,502
More than five years	10,354
Total	96,083
Nominal Value	$ 87,729
Amortization	Quarterly
Effective rate %	3.85%
Nominal rate %	3.72%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | WELLSFARGOMember | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	WELLS FARGO	WELLS FARGO
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 35,251	$ 35,458
More than 90 days to one year	105,691	106,397
More than one to three years	261,181	282,923
More than three to five years	203,232	239,168
More than five years	14,382	99,232
Total	619,737	763,178
Nominal Value	$ 591,684	$ 719,338
Amortization	Quarterly	Quarterly
Effective rate %	2.67%	2.77%
Nominal rate %	1.98%	2.09%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | SANTANDER1Member | Bank Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		97.036.000-K
Creditor		SANTANDER
Creditor country		Chile
Currency		US$
Up to 90 days		$ 1,347
More than 90 days to one year		587
More than one to three years		102,521
Total		104,455
Nominal Value		$ 102,521
Amortization		Quarterly
Effective rate %		5.60%
Nominal rate %		5.60%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | SANTANDER1Member | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.036.000-K
Creditor	SANTANDER
Creditor country	Chile
Currency	US$
Up to 90 days	$ 6,145
More than 90 days to one year	18,394
More than one to three years	47,911
More than three to five years	3,158
Total	75,608
Nominal Value	$ 72,551
Amortization	Quarterly
Effective rate %	3.00%
Nominal rate %	2.46%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | RRP F ENGINE [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	RRPF ENGINE	RRPF ENGINE
Creditor country	England	England
Currency	US$	US$
Up to 90 days	$ 1,152	$ 1,167
More than 90 days to one year	3,432	3,480
More than one to three years	8,967	9,103
More than three to five years	8,679	8,826
More than five years	568	4,870
Total	22,798	27,446
Nominal Value	$ 19,643	$ 23,012
Amortization	Monthly	Monthly
Effective rate %	4.01%	4.01%
Nominal rate %	4.01%	4.01%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | APPLE BANK [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	APPLE BANK	APPLE BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 1,661	$ 1,711
More than 90 days to one year	4,977	5,175
More than one to three years	13,259	13,640
More than three to five years	7,380	13,394
More than five years		760
Total	27,277	34,680
Nominal Value	$ 25,708	$ 31,544
Amortization	Quarterly	Quarterly
Effective rate %	3.33%	3.93%
Nominal rate %	2.73%	3.33%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BTMU [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	BTMU	BTMU
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 3,367	$ 3,489
More than 90 days to one year	10,081	10,485
More than one to three years	26,827	27,605
More than three to five years	14,153	27,062
More than five years		775
Total	54,428	69,416
Nominal Value	$ 51,340	$ 63,189
Amortization	Quarterly	Quarterly
Effective rate %	3.33%	4.06%
Nominal rate %	2.73%	3.46%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | NATIXIS [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	NATIXIS	NATIXIS
Creditor country	France	France
Currency	US$	US$
Up to 90 days	$ 759	$ 4,242
More than 90 days to one year	2,299	9,870
More than one to three years	2,330	9,815
More than three to five years		563
Total	5,388	24,490
Nominal Value	$ 5,154	$ 23,161
Amortization	Quarterly	Quarterly
Effective rate %	4.41%	4.28%
Nominal rate %	4.41%	4.12%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | KfWIP EX-Bank [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	KFW IPEX-BANK	KFW IPEX-BANK
Creditor country	Germany	Germany
Currency	US$	US$
Up to 90 days	$ 1,804	$ 1,764
More than 90 days to one year	3,607	5,328
More than one to three years		5,378
Total	5,411	12,470
Nominal Value	$ 5,328	$ 12,215
Amortization	Quarterly	Quarterly
Effective rate %	3.55%	4.20%
Nominal rate %	3.55%	4.19%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | AIRBUS FINANCIAL [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	AIRBUS FINANCIAL	AIRBUS FINANCIAL
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 2,038	$ 2,074
More than 90 days to one year	5,746	6,197
More than one to three years		7,840
Total	7,784	16,111
Nominal Value	$ 7,664	$ 15,417
Amortization	Monthly	Monthly
Effective rate %	3.31%	4.19%
Nominal rate %	3.31%	4.19%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | US BANK [Member] | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		US BANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 18,406
More than 90 days to one year		55,112
More than one to three years		146,045
More than three to five years		144,670
More than five years		86,076
Total		450,309
Nominal Value		$ 411,684
Amortization		Quarterly
Effective rate %		4.00%
Nominal rate %		2.82%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | US BANK [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	US BANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 18,328
More than 90 days to one year	54,864
More than one to three years	145,364
More than three to five years	140,555
More than five years	17,681
Total	376,792
Nominal Value	$ 349,127
Amortization	Quarterly
Effective rate %	4.01%
Nominal rate %	2.82%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | PK AirFinance [Member] | Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		PK AirFinance
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 2,490
More than 90 days to one year		7,663
More than one to three years		25,610
More than three to five years		3,153
Total		38,916
Nominal Value		$ 37,615
Amortization		Monthly
Effective rate %		4.15%
Nominal rate %		4.14%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | PK AirFinance [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	PK AIRFINANCE
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 2,652
More than 90 days to one year	8,136
More than one to three years	18,194
Total	28,982
Nominal Value	$ 28,087
Amortization	Monthly
Effective rate %	3.45%
Nominal rate %	3.45%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | CITIBANK [Member] | Other Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	CITIBANK (*)	CITIBANK (*)
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 26,111	$ 25,705
More than 90 days to one year	78,742	77,703
More than one to three years		103,341
Total	104,853	206,749
Nominal Value	$ 101,026	$ 196,211
Amortization	Quarterly	Quarterly
Effective rate %	6.00%	6.00%
Nominal rate %	6.00%	6.00%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | Others [Member] | Hedge Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHERS	OTHERS
Currency	US$	US$
Up to 90 days		$ 1,224
More than 90 days to one year	$ 11,582	2,484
More than one to three years	18,641	681
More than three to five years	13,530
Total	43,753	4,389
Nominal Value	$ 16,972	$ 4,021
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BBVA1Member | Loans To Exporters [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		97.032.000-8
Creditor		BBVA
Creditor country		Chile
Currency		UF
More than 90 days to one year		$ 52,490
Total		52,490
Nominal Value		$ 50,785
Amortization		At Expiration
Effective rate %		3.31%
Nominal rate %		3.31%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | SANTANDERMember | Loans To Exporters [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		97.036.000-K
Creditor		SANTANDER
Creditor country		Chile
Currency		US$
Up to 90 days		$ 23,070
Total		23,070
Nominal Value		$ 23,000
Amortization		At Expiration
Effective rate %		3.90%
Nominal rate %		3.90%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | ESTADOMember | Obligations with the public Member
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		97.030.000-7
Creditor		ESTADO
Creditor country		Chile
Currency		UF
More than 90 days to one year		$ 18,985
More than one to three years		37,970
More than three to five years		196,970
More than five years		213,114
Total		467,039
Nominal Value		$ 345,182
Amortization		At Expiration
Effective rate %		5.50%
Nominal rate %		5.50%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | DVB BANK SE [Member] | Other Guaranteed Obligations [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		DVB BANK SE
Creditor country		Germany
Currency		US$
Up to 90 days		$ 28,087
More than 90 days to one year		83,260
More than one to three years		213,177
More than three to five years		122,674
More than five years		20,274
Total		467,472
Nominal Value		$ 422,065
Amortization		Quarterly
Effective rate %		4.42%
Nominal rate %		4.42%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | CREDIT AGRICOLE [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Up to 90 days		$ 7,618
More than 90 days to one year		21,994
More than one to three years		27,811
More than three to five years		1,684
Total		59,107
Nominal Value		$ 56,403
Amortization		Quarterly
Effective rate %		3.66%
Nominal rate %		3.31%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member] | BOEING [Member] | Other Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		Boeing
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 559
More than 90 days to one year		1,425
More than one to three years		55,728
Total		57,712
Nominal Value		$ 55,727
Amortization		At Expiration
Effective rate %		4.01%
Nominal rate %		4.01%
TAMSA and Subsidiaries Tax Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	Total	Total
Up to 90 days	$ 17,111	$ 17,425
More than 90 days to one year	163,714	44,932
More than one to three years	85,702	221,107
More than three to five years	4,675	46,602
More than five years	10,480	11,318
Total	281,682	341,384
Nominal Value	$ 277,251	$ 328,292
TAMSA and Subsidiaries Tax Brazil [Member] | NATIXISMember | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Up to 90 days	$ 4,140
More than 90 days to one year	7,965
More than one to three years	77,028
Total	89,133
Nominal Value	$ 86,256
Amortization	Quarterly / Semiannual
Effective rate %	6.29%
Nominal rate %	6.29%
TAMSA and Subsidiaries Tax Brazil [Member] | NATIXIS [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		NATIXIS
Creditor country		France
Currency		US$
Up to 90 days		$ 4,195
More than 90 days to one year		7,935
More than one to three years		46,780
More than three to five years		41,872
Total		100,782
Nominal Value		$ 95,789
Amortization		Quarterly / Semiannual
Effective rate %		6.87%
Nominal rate %		6.87%
TAMSA and Subsidiaries Tax Brazil [Member] | NCM [Member] | Bank Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	NCM
Creditor country	Holland
Currency	US$
Up to 90 days	$ 173
More than 90 days to one year	499
More than one to three years	722
More than three to five years
More than five years
Total	1,394
Nominal Value	$ 1,289
Amortization	Monthly
Effective rate %	6.01%
Nominal rate %	6.01%
TAMSA and Subsidiaries Tax Brazil [Member] | Wacapou Leasing S.A [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	WACAPOU LEASING S.A.	WACAPOU LEASING S.A.
Creditor country	Luxembourg	Luxembourg
Currency	US$	US$
Up to 90 days	$ 835	$ 839
More than 90 days to one year	2,450	2,433
More than one to three years	3,277	6,542
Total	6,562	9,814
Nominal Value	$ 6,280	$ 9,226
Amortization	Quarterly	Quarterly
Effective rate %	4.32%	4.81%
Nominal rate %	4.32%	4.81%
TAMSA and Subsidiaries Tax Brazil [Member] | SOCIETE GENERALE MILAN BRANCH [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	SOCIT GNRALE MILAN BRANCH
Creditor country	Italy
Currency	US$
Up to 90 days	$ 11,286
More than 90 days to one year	151,047
Total	162,333
Nominal Value	$ 169,931
Amortization	Quarterly
Effective rate %	5.39%
Nominal rate %	5.39%
TAMSA and Subsidiaries Tax Brazil [Member] | GA Telesis LLC [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	GA Telesis LLC	GA Telesis LLC
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 677	$ 680
More than 90 days to one year	1,753	1,753
More than one to three years	4,675	4,675
More than three to five years	4,675	4,675
More than five years	10,480	11,318
Total	22,260	23,101
Nominal Value	$ 13,495	$ 13,202
Amortization	Monthly	Monthly
Effective rate %	14.72%	15.62%
Nominal rate %	14.72%	15.62%
TAMSA and Subsidiaries Tax Brazil [Member] | NEDERLANDSCHE NCM [Member] | Bank Loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		NEDERLANDSCHE NCM
Creditor country		Holland
Currency		US$
Up to 90 days		$ 175
More than 90 days to one year		499
More than one to three years		1,332
More than three to five years		55
Total		2,061
Nominal Value		$ 1,851
Amortization		Monthly
Effective rate %		6.01%
Nominal rate %		6.01%
TAMSA and Subsidiaries Tax Brazil [Member] | SOCIÉTÉ GÉNÉRALE MILAN BRANCH [Member] | Financial Leases [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		SOCIT GNRALE MILAN BRANCH
Creditor country		Italy
Currency		US$
Up to 90 days		$ 11,536
More than 90 days to one year		32,312
More than one to three years		161,778
Total		205,626
Nominal Value		$ 208,224
Amortization		Quarterly
Effective rate %		5.88%
Nominal rate %		5.82%
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	Total	Total
Up to 90 days	$ 1,809,504	$ 1,505,698
More than 90 days to one year	457,876	469,567
More than one to three years	1,039,730	1,042,818
More than three to five years	941,795	805,616
More than five years	1,377,180	1,319,723
Total	5,626,085	5,143,422
Nominal Value	$ 4,843,517	$ 4,203,936
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | AIRCRAFTS [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	AIRCRAFT	AIRCRAFT
Creditor country	OTHERS	OTHERS
Currency	US$	US$
Up to 90 days	$ 146,036	$ 140,780
More than 90 days to one year	417,929	420,561
More than one to three years	1,002,564	1,015,495
More than three to five years	877,353	785,417
More than five years	1,357,910	1,298,585
Total	3,801,792	3,660,838
Nominal Value	$ 3,042,231	$ 2,721,352
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other assets [member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHER ASSETS
Creditor country	OTHERS
Currency	US$
Up to 90 days	$ 3,017
More than 90 days to one year	8,649
More than one to three years	21,381
More than three to five years	19,815
More than five years	16,314
Total	69,176
Nominal Value	$ 53,931
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets CLP [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	CLP	CLP
Up to 90 days	$ 160	$ 57
More than 90 days to one year	478	170
More than one to three years	531	1
More than three to five years
More than five years
Total	1,169	228
Nominal Value	$ 1,195	$ 228
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets UF [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	UF	UF
Up to 90 days	$ 2,713	$ 1,683
More than 90 days to one year	4,736	2,565
More than one to three years	5,789	667
More than three to five years	1,373	34
More than five years	2,956
Total	17,567	4,949
Nominal Value	$ 17,145	$ 4,949
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets COP [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	COP	COP
Up to 90 days	$ 71	$ 304
More than 90 days to one year	161	731
More than one to three years	37	366
More than three to five years	2	21
Total	271	1,422
Nominal Value	$ 259	$ 1,422
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets EUR [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	EUR	EUR
Up to 90 days	$ 163	$ 311
More than 90 days to one year	387	431
More than one to three years	592	215
More than three to five years	122
Total	1,264	957
Nominal Value	$ 1,175	$ 957
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets GBF [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	GBP	GBP
Up to 90 days	$ 16	$ 45
More than 90 days to one year	10	128
More than one to three years		36
Total	26	209
Nominal Value	$ 24	$ 209
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets MXN [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	MXN	MXN
Up to 90 days	$ 37	$ 33
More than 90 days to one year	93	92
More than one to three years	245	235
More than three to five years	10	115
Total	385	475
Nominal Value	$ 359	$ 475
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets PEN [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	PEN	PEN
Up to 90 days	$ 95	$ 183
More than 90 days to one year	129	409
More than one to three years	83	114
More than three to five years	16
Total	323	706
Nominal Value	$ 306	$ 706
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets Other Currencies [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	Other currencies
Up to 90 days	$ 2,770
More than 90 days to one year	8,370
More than one to three years	8,508
More than three to five years	43,104
Total	62,752
Nominal Value	$ 55,532
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Others Creditor US [Member] | Trade and other accounts payables [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHERS	OTHERS
Creditor country	OTHERS	OTHERS
Currency	US$	US$
Up to 90 days	$ 371,527	$ 720,718
More than 90 days to one year	13,993	9,979
Total	385,520	730,697
Nominal Value	$ 385,520	$ 730,697
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Others Creditor BRL [Member] | Trade and other accounts payables [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	BRL	BRL
Up to 90 days	$ 486,082	$ 309,552
More than 90 days to one year	320	66
Total	486,402	309,618
Nominal Value	$ 486,402	$ 309,618
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Others Creditor Other Currencies [Member] | Trade and other accounts payables [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	Other currencies	Other currencies
Up to 90 days	$ 576,378	$ 252,116
More than 90 days to one year	1,716	3,406
Total	578,094	255,522
Nominal Value	$ 578,094	$ 255,522
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Bethia S.A. y Filiales [Member] | Accounts payable to related parties currents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	78.591.370-1	78.591.370-1
Creditor	Bethia S.A. y Filiales	Bethia S.A. y Filiales
Creditor country	Chile	Chile
Currency	CLP	CLP
Up to 90 days	$ 53	$ 365
Total	53	365
Nominal Value	$ 53	$ 365
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Patagonia Seafarms INC [Member] | Accounts payable to related parties currents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	Foreing
Creditor	Patagonia Seafarms INC
Creditor country	U.S.A.
Currency	CLP
Up to 90 days	$ 3
Total	3
Nominal Value	$ 3
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Other Assets US [Member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		OTHER ASSETS
Creditor country		OTHERS
Currency		US$
Up to 90 days		$ 4,968
More than 90 days to one year		14,536
More than one to three years		25,689
More than three to five years		20,029
More than five years		21,138
Total		86,360
Nominal Value		$ 86,360
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Others Creditor CLP [Member] | Trade and other accounts payables [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		CLP
Up to 90 days		$ 74,566
More than 90 days to one year		16,493
Total		91,059
Nominal Value		$ 91,059
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | Inversora Aeronautica Argentina S.A. [Member] | Accounts payable to related parties currents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		Foreign
Creditor		Inversora Aeronutica Argentina S.A.
Creditor country		Argentina
Currency		ARS
Up to 90 days		$ 15
Total		15
Nominal Value		$ 15
LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile. [Member] | TAM Aviação Executiva e Taxi Aéreo S/A [Member] | Accounts payable to related parties currents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		Foreign
Creditor		TAM Aviao Executiva e Taxi Areo S.A.
Creditor country		Brazil
Currency		BRL
Up to 90 days		$ 2
Total		2
Nominal Value		$ 2